Subsequent Event and Contingency (Details Narrative) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Sep. 30, 2016	Jul. 14, 2016
Three Individuals [Member]
Debt face amount	$ 4,000
Debt convertible price per share	$ 0.20
Debt instrument, interest rate	1.00%
Debt instrument, maturity date	Dec. 31, 2017
Consulting Agreement [Member] | Green Pro VC Limited [Member]
Due to related party		$ 45,000
Consulting Agreement [Member] | Green Pro VC Limited One [Member]
Due to related party		$ 60,000